Document and Entity Information	Aug. 09, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2023
Entity File Number	000-55450
Entity Registrant Name	Medicine Man Technologies, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-5289499
Entity Address State Or Province	CO
Entity Address, Address Line One	4880 Havana Street
Entity Address, Adress Line Two	Suite 201
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80239
City Area Code	303
Local Phone Number	371-0387
Entity Emerging Growth Company	false
Entity Central Index Key	0001622879
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false